Schedule of Investments(a)
Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-1.33%
Cardlytics, Inc.(b)(c)	165,710	$1,319,052
Cinemark Holdings, Inc.(b)(c)	144,576	2,060,208
Telephone & Data Systems, Inc.	141,943	2,796,277
United States Cellular Corp.(b)	62,275	2,829,153
		9,004,690
Consumer Discretionary-11.85%
Abercrombie & Fitch Co., Class A(b)	55,087	4,180,552
Acushnet Holdings Corp.	45,116	2,549,054
Adient PLC(b)	68,795	2,215,199
Asbury Automotive Group, Inc.(b)(c)	12,267	2,573,862
Bluegreen Vacations Holding Corp.	70,718	5,269,905
Build-A-Bear Workshop, Inc.(c)	91,970	2,246,827
Carrols Restaurant Group, Inc.	624,560	4,715,428
Carvana Co.(b)(c)	190,551	5,968,057
Ethan Allen Interiors, Inc.	81,725	2,193,499
G-III Apparel Group Ltd.(b)(c)	101,641	2,924,212
Group 1 Automotive, Inc.	14,067	3,968,301
Groupon, Inc.(b)(c)	271,905	3,075,246
Groupon, Inc., Rts.(b)(c)	268,245	596
Guess?, Inc.	116,586	2,567,224
H&R Block, Inc.	62,030	2,817,403
Hovnanian Enterprises, Inc., Class A(b)	23,877	2,158,481
J Jill, Inc.(b)	98,902	2,918,598
Kontoor Brands, Inc.	57,899	3,182,708
M/I Homes, Inc.(b)	28,225	2,978,020
Modine Manufacturing Co.(b)	182,442	8,976,146
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	33,390	2,446,485
Perdoceo Education Corp.	153,014	2,665,504
Vera Bradley, Inc.(b)	384,941	2,890,907
Winmark Corp.	6,733	2,895,190
WW International, Inc.(b)(c)	234,988	1,694,263
		80,071,667
Consumer Staples-1.92%
Andersons, Inc. (The)	52,063	2,595,861
BellRing Brands, Inc.(b)	62,211	3,290,962
MGP Ingredients, Inc.	24,882	2,126,167
Oil-Dri Corp.of America	39,660	2,251,102
Sprouts Farmers Market, Inc.(b)(c)	62,468	2,691,121
		12,955,213
Energy-12.83%
Archrock, Inc.	213,223	3,089,601
California Resources Corp.	62,591	3,205,285
CNX Resources Corp.(b)(c)	115,481	2,408,934
CONSOL Energy, Inc.(c)	25,375	2,706,751
Diamond Offshore Drilling, Inc.(b)	258,060	3,321,232
Dorian LPG Ltd.	94,542	4,004,799
Expro Group Holdings N.V.(b)	107,306	1,668,608
Green Plains, Inc.(b)(c)	143,690	3,575,007
Gulfport Energy Corp.(b)	22,163	3,037,218
Hallador Energy Co.(b)(c)	786,538	9,933,975
Helix Energy Solutions Group, Inc.(b)(c)	305,255	2,844,977
Kinetik Holdings, Inc., Class A(c)	169,895	6,177,382
Liberty Energy, Inc., Class A	139,666	2,772,370
Newpark Resources, Inc.(b)	412,471	2,866,673
Northern Oil and Gas, Inc.(c)	218,301	8,168,823
Oceaneering International, Inc.(b)	108,035	2,232,003
Oil States International, Inc.(b)(c)	302,212	2,082,241
Par Pacific Holdings, Inc.(b)	81,003	2,775,973
Permian Resources Corp.(c)	187,633	2,465,498
	Shares	Value
Energy-(continued)
Ranger Energy Services, Inc.	294,727	$2,873,588
RPC, Inc.(c)	293,918	2,130,905
SEACOR Marine Holdings, Inc.(b)(c)	333,341	3,850,089
TETRA Technologies, Inc.(b)	414,855	1,958,116
Tidewater, Inc.(b)	108,073	6,493,026
		86,643,074
Financials-15.35%
Affirm Holdings, Inc.(b)(c)	106,434	3,662,394
American Coastal Insurance Corp.(b)(c)	1,368,440	11,316,999
Arbor Realty Trust, Inc.(c)	159,709	1,993,168
Assured Guaranty Ltd.	41,676	2,830,217
BancFirst Corp.(c)	28,996	2,511,924
Cantaloupe, Inc.(b)	398,389	2,816,610
Coastal Financial Corp.(b)(c)	58,269	2,276,570
Donnelley Financial Solutions, Inc.(b)	141,085	8,326,837
Enova International, Inc.(b)	53,032	2,184,918
Esquire Financial Holdings, Inc.	55,574	2,588,081
Federal Agricultural Mortgage Corp., Class C	15,551	2,578,978
First Bancorp	186,857	2,802,855
First Foundation, Inc.	326,893	1,922,131
Genworth Financial, Inc., Class A(b)	421,530	2,482,812
Goosehead Insurance, Inc., Class A(b)(c)	33,759	2,473,860
Houlihan Lokey, Inc.	25,831	2,782,515
Merchants Bancorp	89,281	3,004,306
MGIC Investment Corp.	145,491	2,559,187
Mr. Cooper Group, Inc.(b)	112,370	6,800,632
National Western Life Group, Inc., Class A	5,635	2,702,715
Northeast Bank	62,798	3,219,654
OFG Bancorp	91,816	3,081,345
Oportun Financial Corp.(b)	337,214	876,756
P10, Inc., Class A	696,941	7,108,798
Pathward Financial, Inc.	52,873	2,621,972
Paymentus Holdings, Inc., Class A(b)(c)	158,042	2,729,385
Piper Sandler Cos.	16,777	2,595,905
Ryan Specialty Holdings, Inc., Class A(b)(c)	51,399	2,357,672
Tiptree, Inc.	192,686	3,591,667
Victory Capital Holdings, Inc., Class A	85,108	2,736,222
World Acceptance Corp.(b)(c)	19,050	2,123,123
		103,660,208
Health Care-16.08%
Akero Therapeutics, Inc.(b)(c)	121,603	2,035,634
Alpine Immune Sciences, Inc.(b)(c)	207,187	3,211,398
Amicus Therapeutics, Inc.(b)(c)	195,136	2,150,399
AN2 Therapeutics, Inc.(b)(c)	186,225	3,271,973
ANI Pharmaceuticals, Inc.(b)(c)	41,378	2,061,038
Cabaletta Bio, Inc.(b)(c)	583,721	9,368,722
Corcept Therapeutics, Inc.(b)(c)	76,476	1,947,844
CVRx, Inc.(b)(c)	164,253	3,362,259
Cymabay Therapeutics, Inc.(b)(c)	491,571	9,403,753
Disc Medicine, Inc.(b)	61,548	3,396,219
Glaukos Corp.(b)(c)	32,895	2,101,662
Haemonetics Corp.(b)	27,570	2,229,586
Ideaya Biosciences, Inc.(b)(c)	91,755	2,885,695
ImmunoGen, Inc.(b)(c)	222,680	6,535,658
Krystal Biotech, Inc.(b)(c)	24,515	2,555,198
MiMedx Group, Inc.(b)(c)	325,472	2,528,917
MoonLake Immunotherapeutics(b)(c)	165,776	7,279,224
Nuvalent, Inc., Class A(b)(c)	116,390	7,608,414
Olema Pharmaceuticals, Inc.(b)(c)	395,121	5,511,938
OmniAb, Inc.(b)(c)	484,863	2,128,549
ORIC Pharmaceuticals, Inc.(b)	323,587	2,556,337
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Health Care-(continued)
PetIQ, Inc.(b)	133,278	$2,321,703
Quanterix Corp.(b)	109,024	2,613,305
Reneo Pharmaceuticals, Inc.(b)(c)	440,881	2,795,186
RxSight, Inc.(b)	106,310	3,206,310
Tango Therapeutics, Inc.(b)(c)	309,307	2,350,733
TG Therapeutics, Inc.(b)(c)	263,230	3,371,976
Vera Therapeutics, Inc.(b)(c)	156,356	2,118,624
Viking Therapeutics, Inc.(b)(c)	466,467	5,700,227
		108,608,481
Industrials-23.81%
AAR Corp.(b)	42,092	2,916,976
ACV Auctions, Inc., Class A(b)(c)	162,688	2,542,813
AeroVironment, Inc.(b)(c)	22,520	3,098,977
Alamo Group, Inc.	24,224	4,449,949
Albany International Corp., Class A	28,279	2,426,904
ArcBest Corp.	34,035	4,056,632
Archer Aviation, Inc., Class A(b)(c)	470,742	2,815,037
Boise Cascade Co.	30,501	3,333,759
Cadre Holdings, Inc.	97,551	3,141,142
CBIZ, Inc.(b)	74,688	4,323,688
CECO Environmental Corp.(b)(c)	189,379	3,645,546
Cimpress PLC (Ireland)(b)	40,048	2,822,984
Covenant Logistics Group, Inc., Class A	76,194	3,243,579
CSW Industrials, Inc.	17,160	3,042,983
Enpro, Inc.	20,019	2,571,040
Esab Corp.	34,875	2,690,606
Federal Signal Corp.	46,025	3,172,963
Fluor Corp.(b)	68,684	2,612,053
Franklin Covey Co.(b)	58,954	2,292,132
Franklin Electric Co., Inc.	27,584	2,454,976
FTAI Aviation Ltd.(c)	71,861	2,961,392
GMS, Inc.(b)	45,494	3,077,214
Granite Construction, Inc.(c)	64,431	2,960,604
Griffon Corp.	64,543	3,003,186
H&E Equipment Services, Inc.	58,555	2,594,572
Herc Holdings, Inc.	40,225	4,974,223
Huron Consulting Group, Inc.(b)	24,619	2,564,561
ICF International, Inc.	20,866	2,920,197
IES Holdings, Inc.(b)	37,568	2,628,633
Kadant, Inc.(c)	24,517	6,389,621
Kirby Corp.(b)	30,095	2,309,791
LanzaTech Global, Inc.(b)(c)	305,130	1,293,751
Limbach Holdings, Inc.(b)	181,389	6,914,549
LSI Industries, Inc.	167,807	2,199,950
Matson, Inc.	29,048	2,781,927
McGrath RentCorp	25,006	2,542,860
Mueller Industries, Inc.	68,128	2,829,356
MYR Group, Inc.(b)	25,541	3,177,811
Powell Industries, Inc.	53,215	4,425,359
Preformed Line Products Co.	16,773	2,090,084
Rush Enterprises, Inc., Class A	66,804	2,650,115
SkyWest, Inc.(b)	60,691	2,869,470
SPX Technologies, Inc.(b)	68,675	5,858,664
Standex International Corp.	17,011	2,276,412
Sterling Infrastructure, Inc.(b)	92,327	5,863,688
Terex Corp.	44,403	2,197,948
Thermon Group Holdings, Inc.(b)	91,685	2,764,303
Transcat, Inc.(b)(c)	75,366	7,384,361
VSE Corp.(c)	44,782	2,706,176
		160,865,517
	Shares	Value
Information Technology-7.59%
Aehr Test Systems(b)(c)	136,552	$3,135,234
AppFolio, Inc., Class A(b)	13,968	2,643,444
Arlo Technologies, Inc.(b)(c)	251,866	2,289,462
Badger Meter, Inc.	22,987	3,387,594
Belden, Inc.	26,256	1,744,449
Crane NXT Co.	45,759	2,354,758
Daktronics, Inc.(b)(c)	523,643	5,461,596
Digimarc Corp.(b)(c)	74,540	2,488,891
Fastly, Inc., Class A(b)(c)	128,473	2,133,936
Hackett Group, Inc. (The)	107,287	2,393,573
Insight Enterprises, Inc.(b)(c)	27,924	4,228,252
IonQ, Inc.(b)(c)	281,406	3,441,595
MACOM Technology Solutions Holdings, Inc.(b)	60,114	5,048,374
NextNav, Inc.(b)	453,639	1,796,410
Samsara, Inc., Class A(b)	95,051	2,617,705
Veeco Instruments, Inc.(b)(c)	93,637	2,671,464
Vertex, Inc., Class A(b)(c)	121,820	3,418,269
		51,255,006
Materials-6.20%
Alpha Metallurgical Resources, Inc.	45,074	12,645,962
Atlas Lithium Corp. (Poland)(b)(c)	125,884	3,118,147
Carpenter Technology Corp.	43,263	3,063,453
Core Molding Technologies, Inc.(b)	118,691	2,135,251
Hawkins, Inc.	42,446	2,607,882
Haynes International, Inc.	53,292	2,615,571
Koppers Holdings, Inc.	62,334	2,815,627
Summit Materials, Inc., Class A(b)	78,162	2,711,440
SunCoke Energy, Inc.	264,137	2,459,116
TimkenSteel Corp.(b)(c)	248,395	5,047,386
United States Lime & Minerals, Inc.	12,519	2,654,153
		41,873,988
Real Estate-1.23%
Forestar Group, Inc.(b)	91,676	2,798,868
St. Joe Co. (The)	46,542	2,393,655
Tanger, Inc.(c)	124,507	3,107,695
		8,300,218
Utilities-1.68%
Consolidated Water Co. Ltd. (Cayman Islands)	96,182	3,471,208
Genie Energy Ltd., Class B	224,726	5,449,606
Otter Tail Corp.(c)	31,804	2,426,963
		11,347,777
Total Common Stocks & Other Equity Interests (Cost $612,735,124)		674,585,839
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(d)(e) (Cost $485,067)	485,067	485,067
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $613,220,191)		675,070,906

See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.66%
Invesco Private Government Fund, 5.32%(d)(e)(f)	45,202,943	$45,202,943
Invesco Private Prime Fund, 5.55%(d)(e)(f)	114,584,490	114,630,324
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $159,805,192)		159,833,267
TOTAL INVESTMENTS IN SECURITIES-123.60% (Cost $773,025,383)		834,904,173
OTHER ASSETS LESS LIABILITIES-(23.60)%		(159,442,663)
NET ASSETS-100.00%		$675,461,510
Investment Abbreviations:
Rts.	-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$500,813	$1,187,855	$(1,203,601)	$-	$-	$485,067	$3,310
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	45,686,296	82,955,046	(83,438,399)	-	-	45,202,943	590,882*
Invesco Private Prime Fund	118,020,339	167,534,271	(170,965,202)	26,815	14,101	114,630,324	1,594,987*
Total	$164,207,448	$251,677,172	$(255,607,202)	$26,815	$14,101	$160,318,334	$2,189,179

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Automobile Components-9.18%
American Axle & Manufacturing Holdings, Inc.(b)	24,593	$171,167
Dana, Inc.	27,064	357,515
Dorman Products, Inc.(b)	5,967	429,863
Gentherm, Inc.(b)	6,931	318,272
LCI Industries	5,331	578,467
Patrick Industries, Inc.(c)	4,398	360,812
Phinia, Inc.	9,877	251,864
Standard Motor Products, Inc.	3,925	141,182
XPEL, Inc.(b)(c)(d)	4,469	204,233
		2,813,375
Automobiles-1.34%
Winnebago Industries, Inc.(c)	6,362	411,176
Broadline Retail-1.78%
Kohl’s Corp.	23,275	545,799
Diversified Consumer Services-7.78%
Adtalem Global Education, Inc.(b)(c)	8,744	498,146
Frontdoor, Inc.(b)	16,904	580,314
Mister Car Wash, Inc.(b)(c)	19,040	138,611
Perdoceo Education Corp.	13,784	240,117
Strategic Education, Inc.	4,634	412,287
Stride, Inc.(b)(c)	8,515	515,839
		2,385,314
Hotels, Restaurants & Leisure-14.03%
BJ’s Restaurants, Inc.(b)	4,953	148,243
Bloomin’ Brands, Inc.	18,337	427,986
Brinker International, Inc.(b)(c)	9,332	336,045
Cheesecake Factory, Inc. (The)(c)	9,911	310,710
Chuy’s Holdings, Inc.(b)(c)	3,790	133,408
Cracker Barrel Old Country Store, Inc.(c)	4,654	312,423
Dave & Buster’s Entertainment, Inc.(b)(c)	7,214	296,063
Dine Brands Global, Inc.(c)	3,267	142,016
Golden Entertainment, Inc.	4,548	162,091
Jack in the Box, Inc.(c)	4,225	305,468
Monarch Casino & Resort, Inc.	2,815	177,007
Papa John’s International, Inc.(c)	6,892	449,634
Sabre Corp.(b)(c)	69,821	246,468
Shake Shack, Inc., Class A(b)	7,892	477,940
Six Flags Entertainment Corp.(b)(c)	15,086	375,641
		4,301,143
Household Durables-22.74%
Cavco Industries, Inc.(b)(c)	1,698	480,160
Century Communities, Inc.	6,000	432,840
Ethan Allen Interiors, Inc.(c)	4,794	128,671
Green Brick Partners, Inc.(b)	5,339	253,336
Installed Building Products, Inc.(c)	4,965	747,282
iRobot Corp.(b)(c)	5,797	209,330
La-Z-Boy, Inc.(c)	9,093	319,983
LGI Homes, Inc.(b)(c)	4,312	509,118
M.D.C. Holdings, Inc.(c)	12,550	555,463
M/I Homes, Inc.(b)	5,849	617,128
Meritage Homes Corp.	7,735	1,092,955
Newell Brands, Inc.	80,237	612,208
Sonos, Inc.(b)(c)	26,946	406,885
Tri Pointe Homes, Inc.(b)	20,830	607,819
		6,973,178
	Shares	Value
Leisure Products-1.66%
Sturm Ruger & Co., Inc.	3,723	$163,663
Vista Outdoor, Inc.(b)(c)	12,186	343,767
		507,430
Specialty Retail-34.29%
Abercrombie & Fitch Co., Class A(b)	10,538	799,729
Academy Sports & Outdoors, Inc.(c)	16,090	818,498
Advance Auto Parts, Inc.(c)	12,512	635,485
American Eagle Outfitters, Inc.(c)	39,065	743,407
America’s Car-Mart, Inc.(b)(c)	1,255	100,237
Asbury Automotive Group, Inc.(b)	4,329	908,311
Boot Barn Holdings, Inc.(b)(c)	6,313	462,617
Buckle, Inc. (The)(c)	6,254	241,154
Caleres, Inc.(c)	7,163	217,469
Chico’s FAS, Inc.(b)	25,937	195,565
Designer Brands, Inc., Class A(c)	10,346	120,427
Foot Locker, Inc.(c)	17,212	463,519
Group 1 Automotive, Inc.	2,957	834,170
Guess?, Inc.	5,736	126,307
Haverty Furniture Cos., Inc., (Acquired 06/25/2020 - 09/28/2023; Cost $82,020)(c)(e)	2,822	88,441
Hibbett, Inc.	2,678	167,509
Leslie’s, Inc.(b)(c)	38,658	190,584
MarineMax, Inc.(b)(c)	4,189	124,958
Monro, Inc.(c)	6,601	190,901
National Vision Holdings, Inc.(b)(c)	16,420	302,949
ODP Corp. (The)(b)	7,115	324,088
Sally Beauty Holdings, Inc.(b)(c)	22,642	218,948
Shoe Carnival, Inc.(c)	3,790	92,059
Signet Jewelers Ltd.(c)	9,557	785,394
Sleep Number Corp.(b)	4,434	44,961
Sonic Automotive, Inc., Class A(c)	3,345	171,498
Upbound Group, Inc.(c)	9,644	280,640
Urban Outfitters, Inc.(b)(c)	11,905	425,009
Victoria’s Secret & Co.(b)(c)	16,254	438,045
		10,512,879
Textiles, Apparel & Luxury Goods-7.06%
G-III Apparel Group Ltd.(b)(c)	8,525	245,264
Hanesbrands, Inc.(c)	73,509	267,573
Kontoor Brands, Inc.	10,512	577,845
Movado Group, Inc.(c)	3,281	85,798
Oxford Industries, Inc.(c)	3,105	280,785
Steven Madden Ltd.(c)	14,901	565,046
Wolverine World Wide, Inc.(c)	16,706	143,170
		2,165,481
Total Common Stocks & Other Equity Interests (Cost $34,350,007)		30,615,775

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(f)(g) (Cost $16,961)	16,961	16,961
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $34,366,968)		30,632,736
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-33.05%
Invesco Private Government Fund, 5.32%(f)(g)(h)	3,152,594	$3,152,594
Invesco Private Prime Fund, 5.55%(f)(g)(h)	6,978,901	6,981,693
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,132,087)		10,134,287
TOTAL INVESTMENTS IN SECURITIES-132.97% (Cost $44,499,055)		40,767,023
OTHER ASSETS LESS LIABILITIES-(32.97)%		(10,107,942)
NET ASSETS-100.00%		$30,659,081

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2023 represented less than 1% of the Fund’s Net Assets.
(e)	Restricted security. The value of this security at November 30, 2023 represented less than 1% of the Fund’s Net Assets.
(f)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,834	$152,527	$(152,400)	$-	$-	$16,961	$149
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,264,482	2,909,175	(2,021,063)	-	-	3,152,594	33,371*
Invesco Private Prime Fund	5,822,958	4,801,044	(3,644,984)	1,971	704	6,981,693	88,988*
Total	$8,104,274	$7,862,746	$(5,818,447)	$1,971	$704	$10,151,248	$122,508

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Consumer Staples ETF (PSCC)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Beverages-5.33%
MGP Ingredients, Inc.	26,658	$2,277,926
National Beverage Corp.(b)(c)	39,801	1,892,140
		4,170,066
Consumer Staples Distribution & Retail-12.82%
Andersons, Inc. (The)	53,701	2,677,532
Chefs’ Warehouse, Inc. (The)(b)(c)	60,203	1,619,461
PriceSmart, Inc.(c)	43,950	2,961,791
SpartanNash Co.	59,249	1,313,550
United Natural Foods, Inc.(b)(c)	99,937	1,454,083
		10,026,417
Food Products-32.61%
B&G Foods, Inc.(c)	123,285	1,139,153
Calavo Growers, Inc.	30,327	657,793
Cal-Maine Foods, Inc.(c)	69,322	3,321,910
Fresh Del Monte Produce, Inc.	57,445	1,309,746
Hain Celestial Group, Inc. (The)(b)(c)	152,536	1,612,306
J&J Snack Foods Corp.	26,280	4,324,374
John B. Sanfilippo & Son, Inc.	15,276	1,406,003
Simply Good Foods Co. (The)(b)(c)	154,276	5,976,652
Tootsie Roll Industries, Inc.(c)	29,692	982,508
TreeHouse Foods, Inc.(b)(c)	86,564	3,524,021
WK Kellogg Co.	112,389	1,258,757
		25,513,223
Household Products-15.69%
Central Garden & Pet Co.(b)(c)	16,248	659,344
Central Garden & Pet Co., Class A(b)(c)	69,912	2,536,407
Energizer Holdings, Inc.(c)	113,219	3,491,674
WD-40 Co.(c)	23,096	5,586,461
		12,273,886
Personal Care Products-27.28%
e.l.f. Beauty, Inc.(b)	92,743	10,952,021
	Shares	Value
Personal Care Products-(continued)
Edgewell Personal Care Co.	86,654	$3,016,426
Inter Parfums, Inc.	30,296	3,791,847
Medifast, Inc.(c)	18,568	1,232,544
Nu Skin Enterprises, Inc., Class A	85,197	1,450,053
USANA Health Sciences, Inc.(b)	19,091	902,240
		21,345,131
Tobacco-6.12%
Universal Corp.	42,014	2,363,707
Vector Group Ltd.	226,035	2,420,835
		4,784,542
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $81,995,103)		78,113,265
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-28.10%
Invesco Private Government Fund, 5.32%(d)(e)(f)	6,249,513	6,249,513
Invesco Private Prime Fund, 5.55%(d)(e)(f)	15,725,958	15,732,248
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,979,795)		21,981,761
TOTAL INVESTMENTS IN SECURITIES-127.95% (Cost $103,974,898)		100,095,026
OTHER ASSETS LESS LIABILITIES-(27.95)%		(21,866,365)
NET ASSETS-100.00%		$78,228,661

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$422,844	$(422,844)	$-	$-	$-	$197
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,444,712	17,274,873	(16,470,072)	-	-	6,249,513	71,501*
Invesco Private Prime Fund	14,000,690	44,018,698	(42,291,926)	1,966	2,820	15,732,248	192,497*
Total	$19,445,402	$61,716,415	$(59,184,842)	$1,966	$2,820	$21,981,761	$264,195

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Consumer Staples ETF (PSCC)—(continued)
November 30, 2023
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Energy ETF (PSCE)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.79%
Energy Equipment & Services-45.13%
Archrock, Inc.	647,550	$9,383,000
Bristow Group, Inc.(b)	112,293	2,891,545
Core Laboratories, Inc.(c)	219,489	3,887,150
Dril-Quip, Inc.(b)(c)	160,717	3,571,132
Helix Energy Solutions Group, Inc.(b)(c)	665,711	6,204,427
Helmerich & Payne, Inc.	454,319	16,459,977
Liberty Energy, Inc., Class A	706,312	14,020,293
Nabors Industries Ltd.(b)(c)	42,201	3,663,891
Oceaneering International, Inc.(b)	473,857	9,789,886
Oil States International, Inc.(b)(c)	299,664	2,064,685
Patterson-UTI Energy, Inc.	1,464,589	17,150,337
ProPetro Holding Corp.(b)	408,363	3,720,187
RPC, Inc.(c)	399,197	2,894,178
US Silica Holdings, Inc.(b)	362,605	4,090,184
		99,790,872
Oil, Gas & Consumable Fuels-54.66%
California Resources Corp.	296,203	15,168,556
Callon Petroleum Co.(b)(c)	262,788	8,217,381
Comstock Resources, Inc.	432,105	4,264,876
CONSOL Energy, Inc.(c)	135,059	14,406,744
CVR Energy, Inc.(c)	137,081	4,355,063
Dorian LPG Ltd.(c)	159,533	6,757,818
Green Plains, Inc.(b)(c)	279,929	6,964,633
Northern Oil and Gas, Inc.(c)	316,529	11,844,515
Par Pacific Holdings, Inc.(b)(c)	264,168	9,053,037
REX American Resources Corp.(b)	70,952	3,478,067
SM Energy Co.	542,219	20,306,102
Talos Energy, Inc.(b)(c)	472,480	6,576,922
Vital Energy, Inc.(b)(c)	78,723	3,529,939
World Kinect Corp.(c)	283,042	5,955,204
		120,878,857
Total Common Stocks & Other Equity Interests (Cost $223,009,635)		220,669,729
	Shares	Value

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(d)(e) (Cost $3,395)	3,395	$3,395
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.79% (Cost $223,013,030)		220,673,124
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.42%
Invesco Private Government Fund, 5.32%(d)(e)(f)	11,405,345	11,405,345
Invesco Private Prime Fund, 5.55%(d)(e)(f)	29,308,790	29,320,514
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $40,719,991)		40,725,859
TOTAL INVESTMENTS IN SECURITIES-118.21% (Cost $263,733,021)		261,398,983
OTHER ASSETS LESS LIABILITIES-(18.21)%		(40,276,057)
NET ASSETS-100.00%		$221,122,926

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,287,681	$(2,284,286)	$-	$-	$3,395	$816
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Energy ETF (PSCE)—(continued)
November 30, 2023
(Unaudited)
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$18,527,942	$45,907,457	$(53,030,054)	$-	$-	$11,405,345	$242,666*
Invesco Private Prime Fund	47,643,280	105,272,475	(123,610,591)	5,308	10,042	29,320,514	648,119*
Total	$66,171,222	$153,467,613	$(178,924,931)	$5,308	$10,042	$40,729,254	$891,601

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Financials ETF (PSCF)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Banks-35.17%
Ameris Bancorp	4,697	$199,998
Atlantic Union Bankshares Corp.(b)	5,422	165,751
Axos Financial, Inc.(b)(c)	3,793	145,158
Banc of California, Inc.(b)	9,450	109,242
BancFirst Corp.	1,048	90,788
Bancorp, Inc. (The)(b)(c)	3,924	153,075
Bank of Hawaii Corp.	2,873	166,835
BankUnited, Inc.	5,382	148,489
Banner Corp.	2,483	112,083
Berkshire Hills Bancorp, Inc.	3,181	66,578
Brookline Bancorp, Inc.	6,401	61,002
Capitol Federal Financial, Inc.(b)	9,120	49,157
Cathay General Bancorp	5,245	192,387
Central Pacific Financial Corp.	1,953	34,314
City Holding Co.(b)	1,085	104,453
Community Bank System, Inc.	3,870	171,673
Customers Bancorp, Inc.(c)	2,037	91,808
CVB Financial Corp.(b)	9,572	171,147
Dime Community Bancshares, Inc.(b)	2,519	50,632
Eagle Bancorp, Inc.(b)	2,153	51,112
FB Financial Corp.(b)	2,538	85,175
First Bancorp	12,889	193,335
First Bancorp(b)	2,970	93,080
First Commonwealth Financial Corp.(b)	7,404	98,992
First Financial Bancorp	6,877	138,984
First Hawaiian, Inc.	9,228	181,330
Fulton Financial Corp.(b)	11,860	168,768
Hanmi Financial Corp.	2,196	36,541
Heritage Financial Corp.	2,538	45,227
Hilltop Holdings, Inc.(b)	3,341	98,392
Hope Bancorp, Inc.	8,675	85,015
Independent Bank Corp.(b)	3,191	181,951
Independent Bank Group, Inc.	2,596	100,413
Lakeland Financial Corp.(b)	1,838	102,101
National Bank Holdings Corp., Class A	2,728	90,051
NBT Bancorp, Inc.	3,414	121,299
Northfield Bancorp, Inc.	2,840	27,094
Northwest Bancshares, Inc.(b)	9,189	102,365
OFG Bancorp (Puerto Rico)	3,409	114,406
Pacific Premier Bancorp, Inc.(b)	6,933	156,131
Park National Corp.(b)	1,039	115,329
Pathward Financial, Inc.	1,896	94,023
Preferred Bank	944	58,179
Provident Financial Services, Inc.	5,461	83,116
Renasant Corp.	4,059	110,567
S&T Bancorp, Inc.(b)	2,766	77,420
Seacoast Banking Corp. of Florida(b)	6,153	142,996
ServisFirst Bancshares, Inc.	3,542	181,209
Simmons First National Corp., Class A	9,130	145,989
Southside Bancshares, Inc.	2,099	57,576
Stellar Bancorp, Inc.	3,392	80,933
Tompkins Financial Corp.	901	47,726
Triumph Financial, Inc.(b)(c)	1,565	106,217
TrustCo Bank Corp.	1,369	36,744
Trustmark Corp.	4,416	101,171
United Community Banks, Inc.(b)	8,591	211,768
Veritex Holdings, Inc.(b)	3,920	75,029
WaFd, Inc.	4,681	125,123
Westamerica Bancorporation(b)	1,927	97,718
WSFS Financial Corp.(b)	4,414	170,248
		6,675,413
	Shares	Value
Capital Markets-5.37%
Artisan Partners Asset Management, Inc., Class A(b)	4,951	$186,405
B. Riley Financial, Inc.(b)	1,184	21,786
Brightsphere Investment Group, Inc.	2,335	40,746
Donnelley Financial Solutions, Inc.(c)	1,802	106,354
Invesco Ltd.	0	0
Moelis & Co., Class A(b)	4,812	228,329
Piper Sandler Cos.	1,085	167,882
StoneX Group, Inc.(c)	1,939	118,531
Virtus Investment Partners, Inc.	493	96,441
WisdomTree, Inc.(b)	8,235	53,610
		1,020,084
Consumer Finance-3.18%
Bread Financial Holdings, Inc.(b)	3,631	102,031
Encore Capital Group, Inc.(b)(c)	1,696	75,981
Enova International, Inc.(c)	2,227	91,752
EZCORP, Inc., Class A(b)(c)	3,740	30,668
Green Dot Corp., Class A(c)	3,234	25,937
Navient Corp.	6,331	108,450
PRA Group, Inc.(c)	2,829	52,421
PROG Holdings, Inc.(c)	3,306	90,122
World Acceptance Corp.(b)(c)	245	27,305
		604,667
Diversified REITs-3.18%
Alexander & Baldwin, Inc.	5,249	87,921
American Assets Trust, Inc.	3,511	70,712
Armada Hoffler Properties, Inc.(b)	4,892	53,714
Essential Properties Realty Trust, Inc.(b)	11,275	267,781
Global Net Lease, Inc.(b)	14,057	123,420
		603,548
Financial Services-8.32%
EVERTEC, Inc. (Puerto Rico)	4,673	172,761
Jackson Financial, Inc., Class A	5,268	251,442
Mr. Cooper Group, Inc.(b)(c)	4,833	292,493
NCR Atleos Corp.(c)	4,839	107,474
NMI Holdings, Inc., Class A(c)	5,950	163,625
Payoneer Global, Inc.(b)(c)	18,694	96,835
Radian Group, Inc.	11,379	292,554
Walker & Dunlop, Inc.	2,410	202,488
		1,579,672
Health Care REITs-1.84%
CareTrust REIT, Inc.(b)	7,192	165,992
Community Healthcare Trust, Inc.	1,783	48,319
LTC Properties, Inc.	2,994	97,664
Universal Health Realty Income Trust	918	36,601
		348,576
Hotel & Resort REITs-4.77%
Apple Hospitality REIT, Inc.	15,375	256,301
Chatham Lodging Trust(b)	3,525	34,933
DiamondRock Hospitality Co.(b)	15,158	126,115
Pebblebrook Hotel Trust(b)	8,712	111,078
Service Properties Trust	11,968	85,571
Summit Hotel Properties, Inc.(b)	7,756	48,553
Sunstone Hotel Investors, Inc.(b)	14,981	148,012
Xenia Hotels & Resorts, Inc.(b)	7,755	94,688
		905,251
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Industrial REITs-1.85%
Innovative Industrial Properties, Inc.(b)	2,027	$165,525
LXP Industrial Trust(b)	21,158	185,767
		351,292
Insurance-10.78%
Ambac Financial Group, Inc.(b)(c)	3,267	48,188
American Equity Investment Life Holding Co.(c)	4,472	246,676
AMERISAFE, Inc.	1,388	66,847
Assured Guaranty Ltd.	4,021	273,066
Employers Holdings, Inc.	1,886	72,253
Genworth Financial, Inc., Class A(c)	33,475	197,168
Goosehead Insurance, Inc., Class A(b)(c)	1,728	126,628
HCI Group, Inc.	434	36,790
Horace Mann Educators Corp.	2,953	98,807
James River Group Holdings Ltd.	2,703	24,273
Lincoln National Corp.	12,262	291,590
Mercury General Corp.	1,922	71,594
Palomar Holdings, Inc.(c)	1,788	104,616
ProAssurance Corp.	3,770	46,635
Safety Insurance Group, Inc.	1,068	82,161
SiriusPoint Ltd. (Bermuda)(c)	6,402	68,373
Stewart Information Services Corp.	1,976	93,366
Trupanion, Inc.(b)(c)	2,572	66,152
United Fire Group, Inc.	1,531	31,983
		2,047,166
Mortgage REITs-7.53%
Apollo Commercial Real Estate Finance, Inc.(b)	9,398	101,310
Arbor Realty Trust, Inc.(b)	13,486	168,305
ARMOUR Residential REIT, Inc.	3,292	57,939
Blackstone Mortgage Trust, Inc., Class A(b)	12,453	276,208
Ellington Financial, Inc.	4,922	63,986
Franklin BSP Realty Trust, Inc.(b)	5,944	77,748
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	7,746	187,531
Invesco Mortgage Capital, Inc.(d)	3,199	25,624
KKR Real Estate Finance Trust, Inc.(b)	4,179	52,488
New York Mortgage Trust, Inc.(b)	6,591	57,935
PennyMac Mortgage Investment Trust(b)	6,276	88,115
Ready Capital Corp.(b)	11,426	116,774
Redwood Trust, Inc.(b)	8,229	58,508
Two Harbors Investment Corp.(b)	6,957	96,424
		1,428,895
Office REITs-3.92%
Brandywine Realty Trust(b)	12,391	55,264
Douglas Emmett, Inc.(b)	12,057	147,337
Easterly Government Properties, Inc.(b)	6,747	78,670
Highwoods Properties, Inc.(b)	7,641	144,797
Hudson Pacific Properties, Inc.(b)	9,144	53,675
JBG SMITH Properties, (Acquired 03/17/2023 - 11/29/2023; Cost $97,478)(b)(e)	6,806	93,378
SL Green Realty Corp.	4,656	170,270
		743,391
Real Estate Management & Development-2.63%
Anywhere Real Estate, Inc.(b)(c)	8,001	43,045
Cushman & Wakefield PLC(c)	12,155	99,793
eXp World Holdings, Inc.(b)	5,550	67,210
Kennedy-Wilson Holdings, Inc.(b)	8,564	97,201
	Shares	Value
Real Estate Management & Development-(continued)
Marcus & Millichap, Inc.(b)	1,721	$59,220
St. Joe Co. (The)	2,574	132,381
		498,850
Residential REITs-1.45%
Centerspace	1,081	57,660
Elme Communities	6,347	83,400
NexPoint Residential Trust, Inc.	1,652	50,303
Veris Residential, Inc.(b)	5,793	83,941
		275,304
Retail REITs-7.58%
Acadia Realty Trust(b)	6,885	104,101
Getty Realty Corp.(b)	3,324	97,825
Macerich Co. (The)(b)	15,560	178,473
Phillips Edison & Co., Inc.(b)	8,483	298,941
Retail Opportunity Investments Corp.	9,112	117,272
RPT Realty	5,753	66,850
Saul Centers, Inc.(b)	930	34,364
SITE Centers Corp.	13,011	171,615
Tanger, Inc.(b)	7,602	189,746
Urban Edge Properties	8,507	142,492
Whitestone REIT	3,393	37,187
		1,438,866
Specialized REITs-2.31%
Four Corners Property Trust, Inc.	6,547	150,516
Outfront Media, Inc.	10,502	128,439
Safehold, Inc.(b)(c)	3,240	63,796
Uniti Group, Inc.(b)	17,261	95,453
		438,204
Total Common Stocks & Other Equity Interests (Cost $22,841,621)		18,959,179

Money Market Funds-0.29%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(d)(f) (Cost $54,665)	54,665	54,665
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.17% (Cost $22,896,286)		19,013,844
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.11%
Invesco Private Government Fund, 5.32%(d)(f)(g)	1,707,184	1,707,184
Invesco Private Prime Fund, 5.55%(d)(f)(g)	4,387,025	4,388,780
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,094,585)		6,095,964
TOTAL INVESTMENTS IN SECURITIES-132.28% (Cost $28,990,871)		25,109,808
OTHER ASSETS LESS LIABILITIES-(32.28)%		(6,127,204)
NET ASSETS-100.00%		$18,982,604

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)
November 30, 2023
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2023.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2023	Dividend Income
Invesco Mortgage Capital, Inc.	$41,726	$-	$(4,955)	$6,024	$(17,171)	$25,624	$1,338
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	282,066	(227,401)	-	-	54,665	116
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,018,928	1,925,407	(2,237,151)	-	-	1,707,184	23,295*
Invesco Private Prime Fund	5,191,532	2,883,175	(3,687,666)	1,273	466	4,388,780	61,968*
Total	$7,252,186	$5,090,648	$(6,157,173)	$7,297	$(16,705)	$6,176,253	$86,717

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Restricted security. The value of this security at November 30, 2023 represented less than 1% of the Fund’s Net Assets.
(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Health Care ETF (PSCH)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Biotechnology-14.86%
Arcus Biosciences, Inc.(b)(c)	109,883	$1,654,838
Avid Bioservices, Inc.(b)(c)	128,552	654,330
Catalyst Pharmaceuticals, Inc.(b)(c)	205,328	2,962,883
Cytokinetics, Inc.(b)(c)	196,734	6,586,654
Dynavax Technologies Corp.(b)(c)	263,935	3,615,909
Ironwood Pharmaceuticals, Inc.(b)(c)	281,387	2,785,731
Myriad Genetics, Inc.(b)(c)	167,776	3,202,844
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(d)	20,054	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(d)	20,054	0
REGENXBIO, Inc.(b)	82,868	1,617,583
Vericel Corp.(b)	97,614	3,469,202
Vir Biotechnology, Inc.(b)(c)	176,022	1,670,449
Xencor, Inc.(b)	124,173	2,277,333
		30,497,756
Health Care Equipment & Supplies-26.19%
Artivion, Inc.(b)(c)	79,863	1,416,770
Avanos Medical, Inc.(b)	96,061	2,070,114
CONMED Corp.(c)	62,999	6,757,903
Embecta Corp.	117,415	2,153,392
Glaukos Corp.(b)(c)	99,709	6,370,408
ICU Medical, Inc.(b)	41,544	3,645,901
Integer Holdings Corp.(b)(c)	68,255	5,953,201
LeMaitre Vascular, Inc.	40,600	2,139,620
Merit Medical Systems, Inc.(b)	118,114	8,452,238
Omnicell, Inc.(b)	92,651	3,090,837
OraSure Technologies, Inc.(b)	150,458	1,101,353
Orthofix Medical, Inc.(b)(c)	75,278	831,822
STAAR Surgical Co.(b)(c)	99,377	3,116,463
Tandem Diabetes Care, Inc.(b)(c)	133,375	2,699,510
UFP Technologies, Inc.(b)(c)	14,403	2,397,523
Varex Imaging Corp.(b)(c)	82,783	1,560,460
		53,757,515
Health Care Providers & Services-31.52%
AdaptHealth Corp.(b)(c)	167,307	1,418,763
Addus HomeCare Corp.(b)	33,228	2,897,482
Agiliti, Inc.(b)(c)	71,910	579,595
AMN Healthcare Services, Inc.(b)(c)	77,847	5,278,027
Apollo Medical Holdings, Inc.(b)(c)	86,193	2,864,193
Community Health Systems, Inc.(b)(c)	260,687	669,965
CorVel Corp.(b)(c)	18,586	3,881,872
Cross Country Healthcare, Inc.(b)(c)	68,954	1,397,697
Enhabit, Inc.(b)(c)	102,642	1,094,164
Ensign Group, Inc. (The)(c)	115,180	12,332,323
Fulgent Genetics, Inc.(b)(c)	41,698	1,150,031
ModivCare, Inc.(b)(c)	25,259	953,780
NeoGenomics, Inc.(b)(c)	261,446	4,750,474
Owens & Minor, Inc.(b)(c)	156,809	3,117,363
Pediatrix Medical Group, Inc.(b)(c)	169,564	1,420,946
Premier, Inc., Class A	244,004	5,024,042
Privia Health Group, Inc.(b)(c)	209,250	4,323,105
RadNet, Inc.(b)(c)	123,606	4,107,427
Select Medical Holdings Corp.	213,661	4,828,739
US Physical Therapy, Inc.(c)	30,712	2,611,441
		64,701,429
	Shares	Value
Health Care Technology-5.71%
Certara, Inc.(b)(c)	219,376	$3,161,208
HealthStream, Inc.	49,647	1,241,175
Schrodinger, Inc.(b)(c)	111,818	3,476,422
Simulations Plus, Inc.(c)	32,661	1,280,311
Veradigm, Inc.(b)(c)	223,902	2,570,395
		11,729,511
Life Sciences Tools & Services-4.15%
BioLife Solutions, Inc.(b)(c)	70,364	870,403
Cytek Biosciences, Inc.(b)(c)	203,887	1,414,976
Fortrea Holdings, Inc.(b)(c)	181,554	5,344,950
Mesa Laboratories, Inc.	10,482	894,848
		8,525,177
Pharmaceuticals-17.50%
Amphastar Pharmaceuticals, Inc.(b)(c)	78,097	4,398,423
ANI Pharmaceuticals, Inc.(b)	32,819	1,634,714
Collegium Pharmaceutical, Inc.(b)(c)	71,167	1,824,010
Corcept Therapeutics, Inc.(b)	184,926	4,710,065
Harmony Biosciences Holdings, Inc.(b)(c)	68,846	2,000,665
Innoviva, Inc.(b)(c)	117,396	1,625,935
Ligand Pharmaceuticals, Inc.(b)(c)	33,427	1,949,128
Organon & Co.	523,734	5,928,669
Pacira BioSciences, Inc.(b)(c)	95,116	2,594,765
Phibro Animal Health Corp., Class A	41,673	399,644
Prestige Consumer Healthcare, Inc.(b)(c)	101,517	5,822,000
Supernus Pharmaceuticals, Inc.(b)(c)	111,877	3,048,648
		35,936,666
Total Common Stocks & Other Equity Interests (Cost $247,384,486)		205,148,054

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(e)(f) (Cost $31,604)	31,604	31,604
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $247,416,090)		205,179,658
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.98%
Invesco Private Government Fund, 5.32%(e)(f)(g)	18,890,295	18,890,295
Invesco Private Prime Fund, 5.55%(e)(f)(g)	48,792,392	48,811,909
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $67,687,931)		67,702,204
TOTAL INVESTMENTS IN SECURITIES-132.93% (Cost $315,104,021)		272,881,862
OTHER ASSETS LESS LIABILITIES-(32.93)%		(67,592,926)
NET ASSETS-100.00%		$205,288,936

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Health Care ETF (PSCH)—(continued)
November 30, 2023
(Unaudited)
Investment Abbreviations:
Rts.	-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$93,363	$3,038,639	$(3,100,398)	$-	$-	$31,604	$2,290
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	21,876,344	24,691,572	(27,677,621)	-	-	18,890,295	254,446*
Invesco Private Prime Fund	56,253,459	38,782,893	(46,244,743)	13,197	7,103	48,811,909	683,793*
Total	$78,223,166	$66,513,104	$(77,022,762)	$13,197	$7,103	$67,733,808	$940,529

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Industrials ETF (PSCI)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Aerospace & Defense-7.78%
AAR Corp.(b)	26,883	$1,862,992
AeroVironment, Inc.(b)(c)	21,201	2,917,470
Kaman Corp.	22,823	462,622
Mercury Systems, Inc.(b)(c)	41,414	1,420,086
Moog, Inc., Class A	23,229	3,252,292
National Presto Industries, Inc.	4,169	311,508
Triumph Group, Inc.(b)(c)	62,042	694,250
		10,921,220
Air Freight & Logistics-2.31%
Forward Air Corp.	20,782	1,320,280
Hub Group, Inc., Class A(b)	25,407	1,919,499
		3,239,779
Building Products-11.98%
AAON, Inc.	54,781	3,429,291
American Woodmark Corp.(b)	13,245	958,938
Apogee Enterprises, Inc.	17,856	805,306
AZZ, Inc.(c)	20,229	994,660
Gibraltar Industries, Inc.(b)	24,605	1,653,210
Griffon Corp.	33,121	1,541,120
Hayward Holdings, Inc.(b)(c)	101,692	1,198,949
Insteel Industries, Inc.	15,716	534,658
MasterBrand, Inc.(b)	103,264	1,385,803
PGT Innovations, Inc.(b)	47,191	1,519,078
Quanex Building Products Corp.	26,651	820,584
Resideo Technologies, Inc.(b)	119,415	1,961,988
		16,803,585
Commercial Services & Supplies-12.42%
ABM Industries, Inc.	53,496	2,192,801
Brady Corp., Class A	37,131	2,089,361
CoreCivic, Inc.(b)	91,878	1,329,475
Deluxe Corp.(c)	35,275	645,180
Enviri Corp.(b)	64,502	380,562
GEO Group, Inc. (The)(b)(c)	101,986	1,035,158
Healthcare Services Group, Inc.	60,005	582,649
HNI Corp.	37,647	1,470,868
Interface, Inc.	46,994	475,109
Liquidity Services, Inc.(b)	18,120	347,179
Matthews International Corp., Class A	24,641	841,490
MillerKnoll, Inc.	61,223	1,579,553
OPENLANE, Inc.(b)(c)	88,522	1,294,192
Pitney Bowes, Inc.(c)	123,854	500,370
UniFirst Corp.	12,215	2,108,309
Viad Corp.(b)	16,886	562,304
		17,434,560
Construction & Engineering-10.19%
Arcosa, Inc.	39,436	2,926,151
Comfort Systems USA, Inc.	28,929	5,600,076
Dycom Industries, Inc.(b)(c)	23,717	2,463,485
Granite Construction, Inc.	35,520	1,632,144
MYR Group, Inc.(b)	13,514	1,681,412
		14,303,268
Electrical Equipment-2.90%
Encore Wire Corp.(c)	13,591	2,504,821
Powell Industries, Inc.	7,386	614,220
SunPower Corp.(b)(c)	68,333	283,582
Vicor Corp.(b)(c)	18,144	663,526
		4,066,149
	Shares	Value
Ground Transportation-4.05%
ArcBest Corp.	19,430	$2,315,862
Heartland Express, Inc.	37,070	497,479
Marten Transport Ltd.	46,684	879,993
RXO, Inc.(b)(c)	94,609	1,983,005
		5,676,339
Machinery-28.13%
3D Systems Corp.(b)(c)	107,950	576,453
Alamo Group, Inc.	8,354	1,534,630
Albany International Corp., Class A	25,216	2,164,037
Astec Industries, Inc.	18,389	571,714
Barnes Group, Inc.	40,945	1,080,129
Enerpac Tool Group Corp.	45,374	1,238,710
Enpro, Inc.	16,906	2,171,238
ESCO Technologies, Inc.	20,852	2,189,043
Federal Signal Corp.	49,328	3,400,672
Franklin Electric Co., Inc.(c)	32,176	2,863,664
Greenbrier Cos., Inc. (The)(c)	24,977	941,883
Hillenbrand, Inc.	56,544	2,190,515
John Bean Technologies Corp.(c)	25,749	2,659,872
Kennametal, Inc.(c)	64,466	1,502,702
Lindsay Corp.	8,904	1,062,336
Mueller Industries, Inc.	91,840	3,814,115
Proto Labs, Inc.(b)(c)	21,104	763,965
SPX Technologies, Inc.(b)(c)	36,871	3,145,465
Standex International Corp.	9,583	1,282,397
Tennant Co.	15,029	1,286,783
Titan International, Inc.(b)(c)	41,599	543,699
Trinity Industries, Inc.(c)	66,200	1,652,352
Wabash National Corp.	38,011	833,201
		39,469,575
Marine Transportation-1.95%
Matson, Inc.	28,540	2,733,276
Passenger Airlines-2.95%
Allegiant Travel Co.(c)	12,234	837,907
JetBlue Airways Corp.(b)(c)	269,517	1,191,265
SkyWest, Inc.(b)	34,019	1,608,418
Sun Country Airlines Holdings, Inc.(b)(c)	32,616	495,111
		4,132,701
Professional Services-6.69%
CSG Systems International, Inc.	24,598	1,209,976
Forrester Research, Inc.(b)	9,176	221,876
Heidrick & Struggles International, Inc.	16,182	439,827
Kelly Services, Inc., Class A	25,931	539,105
Korn Ferry	43,337	2,242,256
NV5 Global, Inc.(b)(c)	10,281	1,000,136
Resources Connection, Inc.	25,871	351,846
TrueBlue, Inc.(b)	25,075	349,545
TTEC Holdings, Inc.	15,098	282,634
Verra Mobility Corp., Class A(b)(c)	137,222	2,755,418
		9,392,619
Trading Companies & Distributors-8.49%
Applied Industrial Technologies, Inc.	31,262	5,004,108
Boise Cascade Co.	32,018	3,499,567
DXP Enterprises, Inc.(b)	11,093	324,803
GMS, Inc.(b)	32,976	2,230,497
NOW, Inc.(b)	86,309	860,501
		11,919,476
Total Common Stocks & Other Equity Interests (Cost $132,530,321)		140,092,547
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Industrials ETF (PSCI)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(d)(e) (Cost $46,561)	46,561	$46,561
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $132,576,882)		140,139,108
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.72%
Invesco Private Government Fund, 5.32%(d)(e)(f)	3,425,863	3,425,863
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.55%(d)(e)(f)	8,803,384	$8,806,905
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,231,757)		12,232,768
TOTAL INVESTMENTS IN SECURITIES-108.59% (Cost $144,808,639)		152,371,876
OTHER ASSETS LESS LIABILITIES-(8.59)%		(12,054,536)
NET ASSETS-100.00%		$140,317,340

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,891	$1,276,921	$(1,237,251)	$-	$-	$46,561	$1,372
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,283,215	16,620,909	(16,478,261)	-	-	3,425,863	59,176*
Invesco Private Prime Fund	9,438,856	40,659,396	(41,295,981)	1,011	3,623	8,806,905	163,061*
Total	$12,728,962	$58,557,226	$(59,011,493)	$1,011	$3,623	$12,279,329	$223,609

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Information Technology ETF (PSCT)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communications Equipment-7.64%
ADTRAN Holdings, Inc.(b)	166,956	$873,180
Clearfield, Inc.(b)(c)	30,626	779,125
Digi International, Inc.(b)(c)	84,888	1,998,264
Extreme Networks, Inc.(c)	300,681	4,852,991
Harmonic, Inc.(b)(c)	264,061	2,920,515
NetScout Systems, Inc.(c)	169,779	3,409,162
Viasat, Inc.(b)(c)	175,156	3,581,940
Viavi Solutions, Inc.(b)(c)	523,469	4,229,630
		22,644,807
Electronic Equipment, Instruments & Components-32.70%
Advanced Energy Industries, Inc.	88,484	8,410,404
Arlo Technologies, Inc.(b)(c)	222,130	2,019,162
Badger Meter, Inc.	68,938	10,159,393
Benchmark Electronics, Inc.(b)	84,216	2,101,189
CTS Corp.(b)	73,980	2,866,725
ePlus, Inc.(c)	63,391	4,024,061
Fabrinet (Thailand)(b)(c)	85,328	13,814,603
Insight Enterprises, Inc.(b)(c)	71,074	10,762,025
Itron, Inc.(c)	106,823	7,197,734
Knowles Corp.(c)	214,481	3,403,813
Methode Electronics, Inc.	84,969	2,016,314
OSI Systems, Inc.(c)	36,215	4,464,947
PC Connection, Inc.	26,654	1,589,378
Plexus Corp.(b)(c)	64,583	6,580,362
Rogers Corp.(c)	39,427	5,101,854
Sanmina Corp.(c)	134,453	6,737,440
ScanSource, Inc.(c)	58,732	1,963,411
TTM Technologies, Inc.(c)	244,430	3,668,894
		96,881,709
IT Services-5.48%
DXC Technology Co.(c)	482,200	11,153,286
Perficient, Inc.(b)(c)	81,927	5,069,643
		16,222,929
Semiconductors & Semiconductor Equipment-26.86%
Alpha & Omega Semiconductor Ltd.(c)	52,884	1,131,189
Axcelis Technologies, Inc.(c)	77,153	9,588,575
CEVA, Inc.(b)(c)	55,706	1,212,163
Cohu, Inc.(c)	112,010	3,554,077
Diodes, Inc.(c)	107,485	7,139,154
FormFactor, Inc.(c)	182,495	6,858,162
Ichor Holdings Ltd.(b)(c)	69,074	1,804,904
Kulicke & Soffa Industries, Inc. (Singapore)(b)	132,893	6,846,647
MaxLinear, Inc.(c)	173,924	3,257,597
PDF Solutions, Inc.(c)	71,940	2,157,481
Photronics, Inc.(c)	147,118	3,108,603
Rambus, Inc.(c)	256,614	17,365,069
Semtech Corp.(b)(c)	150,870	2,469,742
SiTime Corp.(b)(c)	40,244	4,450,986
SMART Global Holdings, Inc.(b)(c)	118,193	1,969,095
Ultra Clean Holdings, Inc.(c)	105,444	2,861,750
Veeco Instruments, Inc.(b)(c)	132,594	3,782,907
		79,558,101
	Shares	Value
Software-25.61%
A10 Networks, Inc.	164,385	$2,053,169
ACI Worldwide, Inc.(c)	255,547	6,833,327
Adeia, Inc.	251,796	2,314,005
Agilysys, Inc.(c)	47,731	4,109,162
Alarm.com Holdings, Inc.(c)	117,439	6,398,077
Cerence, Inc.(b)(c)	95,250	1,646,872
Consensus Cloud Solutions, Inc.(b)(c)	43,077	793,478
Digital Turbine, Inc.(b)(c)	213,523	992,882
DoubleVerify Holdings, Inc.(c)	323,026	10,724,463
Envestnet, Inc.(c)	116,780	4,441,143
InterDigital, Inc.	62,141	6,209,129
LiveRamp Holdings, Inc.(c)	155,759	5,164,968
N-able, Inc.(c)	163,661	1,949,203
OneSpan, Inc.(b)(c)	84,776	850,303
Progress Software Corp.	102,049	5,496,359
SPS Commerce, Inc.(c)	86,188	14,848,469
Xperi, Inc.(c)	102,290	1,055,633
		75,880,642
Technology Hardware, Storage & Peripherals-1.70%
Corsair Gaming, Inc.(b)(c)	101,946	1,316,123
Xerox Holdings Corp.	266,210	3,724,278
		5,040,401
Total Common Stocks & Other Equity Interests (Cost $261,430,878)		296,228,589

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(d)(e) (Cost $30,939)	30,939	30,939
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $261,461,817)		296,259,528
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.55%
Invesco Private Government Fund, 5.32%(d)(e)(f)	11,854,509	11,854,509
Invesco Private Prime Fund, 5.55%(d)(e)(f)	31,255,478	31,267,980
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $43,117,102)		43,122,489
TOTAL INVESTMENTS IN SECURITIES-114.55% (Cost $304,578,919)		339,382,017
OTHER ASSETS LESS LIABILITIES-(14.55)%		(43,113,980)
NET ASSETS-100.00%		$296,268,037

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Information Technology ETF (PSCT)—(continued)
November 30, 2023
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2023.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,479	$2,357,420	$(2,338,960)	$-	$-	$30,939	$2,722
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	22,373,280	29,771,715	(40,290,486)	-	-	11,854,509	217,289*
Invesco Private Prime Fund	57,531,290	65,688,781	(91,966,987)	6,050	8,846	31,267,980	581,510*
Total	$79,917,049	$97,817,916	$(134,596,433)	$6,050	$8,846	$43,153,428	$801,521

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Materials ETF (PSCM)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Chemicals-45.97%
AdvanSix, Inc.	7,632	$199,424
Balchem Corp.	8,839	1,102,400
H.B. Fuller Co.	14,769	1,117,718
Hawkins, Inc.	5,385	330,855
Ingevity Corp.(b)(c)	9,448	366,488
Innospec, Inc.	6,252	656,898
Koppers Holdings, Inc.	5,854	264,425
Livent Corp.(b)(c)	49,270	677,955
Mativ Holdings, Inc., Class A(c)	15,343	179,513
Minerals Technologies, Inc.	9,127	571,715
Quaker Chemical Corp.	3,885	694,599
Sensient Technologies Corp.	10,142	587,628
Stepan Co.	5,955	491,704
		7,241,322
Containers & Packaging-5.14%
Myers Industries, Inc.	10,324	181,909
O-I Glass, Inc.(b)	42,511	627,462
		809,371
Metals & Mining-43.87%
Alpha Metallurgical Resources, Inc.	3,416	958,393
ATI, Inc.(b)(c)	35,253	1,549,369
Carpenter Technology Corp.	13,310	942,481
Century Aluminum Co.(b)(c)	14,510	114,049
Compass Minerals International, Inc.	9,461	229,713
Haynes International, Inc.	3,571	175,265
Kaiser Aluminum Corp.	4,491	262,634
Materion Corp.(c)	5,788	654,681
Olympic Steel, Inc.	2,748	155,344
SunCoke Energy, Inc.	23,490	218,692
	Shares	Value
Metals & Mining-(continued)
TimkenSteel Corp.(b)	10,847	$220,411
Warrior Met Coal, Inc.	14,589	816,546
Worthington Enterprises, Inc.	8,544	612,605
		6,910,183
Paper & Forest Products-4.98%
Clearwater Paper Corp.(b)	4,687	164,373
Mercer International, Inc. (Germany)(c)	12,314	117,968
Sylvamo Corp.	9,980	501,794
		784,135
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $16,088,071)		15,745,011
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.90%
Invesco Private Government Fund, 5.32%(d)(e)(f)	304,337	304,337
Invesco Private Prime Fund, 5.55%(d)(e)(f)	782,006	782,319
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,086,549)		1,086,656
TOTAL INVESTMENTS IN SECURITIES-106.86% (Cost $17,174,620)		16,831,667
OTHER ASSETS LESS LIABILITIES-(6.86)%		(1,080,563)
NET ASSETS-100.00%		$15,751,104

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$84,919	$(84,919)	$-	$-	$-	$52
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,352,773	1,581,370	(2,629,806)	-	-	304,337	9,440*
Invesco Private Prime Fund	3,478,560	3,534,184	(6,231,011)	187	399	782,319	25,383*
Total	$4,831,333	$5,200,473	$(8,945,736)	$187	$399	$1,086,656	$34,875

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Diversified Telecommunication Services-11.73%
ATN International, Inc.(b)	3,499	$106,510
Cogent Communications Holdings, Inc.	14,351	916,455
Consolidated Communications Holdings, Inc.(c)	24,617	105,853
Lumen Technologies, Inc.(b)(c)	332,481	435,550
Shenandoah Telecommunications Co.(b)	16,579	369,214
		1,933,582
Electric Utilities-6.37%
Otter Tail Corp.(b)	13,758	1,049,873
Entertainment-9.41%
Cinemark Holdings, Inc.(b)(c)	35,707	508,825
Madison Square Garden Sports Corp., Class A(b)(c)	5,493	929,361
Marcus Corp. (The)(b)	8,118	112,921
		1,551,107
Gas Utilities-6.78%
Chesapeake Utilities Corp.	7,143	682,871
Northwest Natural Holding Co.(b)	11,896	435,631
		1,118,502
Independent Power and Renewable Electricity Producers-5.76%
Clearway Energy, Inc., Class A	11,417	270,240
Clearway Energy, Inc., Class C	27,175	678,560
		948,800
Interactive Media & Services-19.32%
Cargurus, Inc.(b)(c)	28,622	618,808
Cars.com, Inc.(b)(c)	20,390	379,662
QuinStreet, Inc.(c)	16,958	211,805
Shutterstock, Inc.	7,973	350,094
TripAdvisor, Inc.(b)(c)	35,512	633,179
Yelp, Inc.(b)(c)	22,665	990,687
		3,184,235
Media-10.83%
AMC Networks, Inc., Class A(b)(c)	10,034	152,918
DISH Network Corp., Class A(b)(c)	81,853	299,582
E.W. Scripps Co. (The), Class A(b)(c)	19,383	133,936
John Wiley & Sons, Inc., Class A	14,036	424,028
Scholastic Corp.(b)	9,196	349,356
	Shares	Value
Media-(continued)
TechTarget, Inc.(b)(c)	8,351	$247,190
Thryv Holdings, Inc.(b)(c)	10,044	178,683
		1,785,693
Multi-Utilities-6.76%
Avista Corp.	25,241	856,932
Unitil Corp.	5,308	257,332
		1,114,264
Water Utilities-17.82%
American States Water Co.	12,197	974,540
California Water Service Group	19,033	962,499
Middlesex Water Co.(b)	5,854	374,071
SJW Group	9,536	625,943
		2,937,053
Wireless Telecommunication Services-5.10%
Gogo, Inc.(b)(c)	20,376	204,371
Telephone & Data Systems, Inc.	32,294	636,192
		840,563
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $18,601,496)		16,463,672
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-31.45%
Invesco Private Government Fund, 5.32%(d)(e)(f)	1,446,783	1,446,783
Invesco Private Prime Fund, 5.55%(d)(e)(f)	3,736,258	3,737,753
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,184,145)		5,184,536
TOTAL INVESTMENTS IN SECURITIES-131.33% (Cost $23,785,641)		21,648,208
OTHER ASSETS LESS LIABILITIES-(31.33)%		(5,164,486)
NET ASSETS-100.00%		$16,483,722

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2023.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$104,536	$(104,536)	$-	$-	$-	$89
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)—(continued)
November 30, 2023
(Unaudited)
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,207,866	$5,461,882	$(5,222,965)	$-	$-	$1,446,783	$18,465*
Invesco Private Prime Fund	4,528,601	8,993,652	(9,785,857)	396	961	3,737,753	49,661*
Total	$5,736,467	$14,560,070	$(15,113,358)	$396	$961	$5,184,536	$68,215

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Dorsey Wright SmallCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$674,585,243	$596	$-	$674,585,839
Money Market Funds	485,067	159,833,267	-	160,318,334
Total Investments	$675,070,310	$159,833,863	$-	$834,904,173
Invesco S&P SmallCap Consumer Discretionary ETF
Investments in Securities
Common Stocks & Other Equity Interests	$30,615,775	$-	$-	$30,615,775
Money Market Funds	16,961	10,134,287	-	10,151,248
Total Investments	$30,632,736	$10,134,287	$-	$40,767,023
Invesco S&P SmallCap Consumer Staples ETF
Investments in Securities
Common Stocks & Other Equity Interests	$78,113,265	$-	$-	$78,113,265
Money Market Funds	-	21,981,761	-	21,981,761
Total Investments	$78,113,265	$21,981,761	$-	$100,095,026
Invesco S&P SmallCap Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$220,669,729	$-	$-	$220,669,729
Money Market Funds	3,395	40,725,859	-	40,729,254
Total Investments	$220,673,124	$40,725,859	$-	$261,398,983
Invesco S&P SmallCap Financials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$18,959,179	$-	$-	$18,959,179
Money Market Funds	54,665	6,095,964	-	6,150,629
Total Investments	$19,013,844	$6,095,964	$-	$25,109,808

	Level 1	Level 2	Level 3	Total
Invesco S&P SmallCap Health Care ETF
Investments in Securities
Common Stocks & Other Equity Interests	$205,148,054	$-	$0	$205,148,054
Money Market Funds	31,604	67,702,204	-	67,733,808
Total Investments	$205,179,658	$67,702,204	$0	$272,881,862
Invesco S&P SmallCap Industrials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$140,092,547	$-	$-	$140,092,547
Money Market Funds	46,561	12,232,768	-	12,279,329
Total Investments	$140,139,108	$12,232,768	$-	$152,371,876
Invesco S&P SmallCap Information Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$296,228,589	$-	$-	$296,228,589
Money Market Funds	30,939	43,122,489	-	43,153,428
Total Investments	$296,259,528	$43,122,489	$-	$339,382,017
Invesco S&P SmallCap Materials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$15,745,011	$-	$-	$15,745,011
Money Market Funds	-	1,086,656	-	1,086,656
Total Investments	$15,745,011	$1,086,656	$-	$16,831,667
Invesco S&P SmallCap Utilities & Communication Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$16,463,672	$-	$-	$16,463,672
Money Market Funds	-	5,184,536	-	5,184,536
Total Investments	$16,463,672	$5,184,536	$-	$21,648,208